Employee Benefit Obligations - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities	$ 26,116	$ 16,455
Employee severance liability	1,821	1,048
Other		148
Equity Settled
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities		12,139
Cash Settled
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities	$ 24,295	$ 3,120